Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities Abstract
Accrued cost of revenue	$ 33,279	$ 7,812	$ 2,106
Accrued expenses	3,205	2,856	1,644
Warranty reserves	1,183	3,985	1,368
Accrued compensation	1,766	2,869	177
Accrued interest expense	128	28	47
Other	685	945	33
Total	$ 40,246	$ 18,495	$ 5,375